Goodwill (Tables)	6 Months Ended
Jul. 31, 2026
Goodwill
Schedule of goodwill

	July 31,	January 31,
	2026	2026
Balance at beginning of period	1,025,783	924,755
Acquisition of 3GTMS	—	50,115
Acquisition of Finale	—	22,547
Acquisition of OrderMine	2,601	—
Acquisition of Idelic	4,615	—
Acquisition of Drivin	17,600	—
Adjustments on account of foreign exchange	(7,964)	28,366
Balance at end of period	1,042,635	1,025,783